T. ROWE PRICE MID-CAP VALUE FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 97.7%
COMMUNICATION SERVICES 4.0%
Entertainment 0.3%
Fox, Class A	1,193,984	28,214
		28,214
Media 3.7%
DISH Network, Class A (1)	1,703,978	34,062
News, Class A	19,055,517	171,023
Scholastic	1,483,315	37,810
ViacomCBS, Class B	6,120,779	85,752
		328,647
Total Communication Services		356,861
CONSUMER DISCRETIONARY 2.9%
Diversified Consumer Services 1.4%
Strategic Education	901,979	126,061
		126,061
Multiline Retail 0.4%
Nordstrom	2,285,038	35,053
		35,053
Specialty Retail 0.4%
Tiffany	318,196	41,206
		41,206
Textiles, Apparel & Luxury Goods 0.7%
Ralph Lauren	953,872	63,747
		63,747
Total Consumer Discretionary		266,067
CONSUMER STAPLES 10.6%
Beverages 0.8%
Carlsberg, Class B (DKK)	621,191	69,934
		69,934

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Food & Staples Retailing 1.6%
Kroger	1,171,814	35,295
Sysco	2,374,819	108,363
		143,658
Food Products 8.2%
Archer-Daniels-Midland	1,026,962	36,128
Bunge	6,272,847	257,375
Campbell Soup	1,351,023	62,363
Corteva	4,526,011	106,361
Flowers Foods (2)	10,723,569	220,048
Kraft Heinz	2,422,100	59,923
		742,198
Total Consumer Staples		955,790
ENERGY 8.4%

Energy Equipment & Services 1.1%
Frank's International (1)(2)	13,973,405	36,191
SEACOR Holdings (1)	978,309	26,375
SEACOR Marine Holdings (1)(2)	1,890,942	8,283
Tidewater (1)(2)	3,744,518	26,511
		97,360
Oil, Gas & Consumable Fuels 7.3%
Apache	2,690,262	11,245
Cameco	12,226,393	93,410
Canadian Natural Resources	6,889,559	93,354
EQT (2)	18,868,196	133,398
Equinor (NOK)	2,398,037	29,894
Equitrans Midstream	8,765,591	44,091
Hess	2,470,132	82,255
Imperial Oil	13,711,801	154,532
Murphy Oil	3,959,421	24,271
		666,450
Total Energy		763,810

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
FINANCIALS 18.5%
Banks 2.9%
Fifth Third Bancorp	8,969,139	133,191
Popular	383,050	13,407
Westamerica Bancorporation (2)	2,017,284	118,576
		265,174
Capital Markets 6.4%
Franklin Resources	1,117,770	18,656
Lazard, Class A	5,181,802	122,083
Northern Trust	2,298,090	173,414
State Street	3,720,944	198,215
TD Ameritrade Holding	1,811,640	62,791
		575,159
Consumer Finance 0.5%
Ally Financial	1,719,809	24,817
Synchrony Financial	1,201,237	19,328
		44,145
Diversified Financial Services 1.1%
Groupe Bruxelles Lambert (EUR)	257,736	20,279
Pargesa Holding (CHF)	1,269,506	83,817
		104,096
Insurance 6.8%
Brighthouse Financial (1)	2,591,969	62,648
Brown & Brown	3,366,342	121,929
CNA Financial	3,512,597	109,031
Kemper	1,225,093	91,110
Loews	4,436,170	154,512
Marsh & McLennan	860,803	74,425
		613,655
Thrifts & Mortgage Finance 0.8%
Capitol Federal Financial	6,179,033	71,738
		71,738
Total Financials		1,673,967

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
HEALTH CARE 16.4%
Biotechnology 1.3%
Alkermes (1)	4,612,474	66,512
Incyte (1)	686,570	50,277
		116,789
Health Care Equipment & Supplies 6.4%
Baxter International	1,480,311	120,186
DENTSPLY SIRONA	3,528,095	136,996
Envista Holdings (1)	964,456	14,409
Hologic (1)	4,879,683	171,277
Zimmer Biomet Holdings	1,335,100	134,952
		577,820
Health Care Providers & Services 6.2%
Cardinal Health	4,711,655	225,877
Covetrus (1)	5,344,077	43,501
Patterson (2)	9,175,404	140,292
Select Medical Holdings (1)(2)	10,359,165	155,387
		565,057
Pharmaceuticals 2.5%
Perrigo	4,627,255	222,525
		222,525
Total Health Care		1,482,191
INDUSTRIALS & BUSINESS SERVICES 8.1%
Aerospace & Defense 1.6%
Textron	5,409,672	144,276
		144,276
Air Freight & Logistics 2.1%
CH Robinson Worldwide	1,875,694	124,171
Expeditors International of Washington	1,001,426	66,815
		190,986
Commercial Services & Supplies 0.5%
Cintas	244,000	42,266
		42,266
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Machinery 2.8%
AGCO	1,034,461	48,878
PACCAR	1,647,018	100,682
Wabtec	648,435	31,209
Xylem	1,106,900	72,093
		252,862
Road & Rail 1.1%
JB Hunt Transport Services	768,433	70,873
Kansas City Southern	251,747	32,017
		102,890
Total Industrials & Business Services		733,280
INFORMATION TECHNOLOGY 3.4%
Electronic Equipment, Instruments & Components 1.1%
National Instruments	3,033,966	100,363
		100,363
IT Services 0.9%
Cognizant Technology Solutions, Class A	1,676,064	77,887
		77,887
Semiconductors & Semiconductor Equipment 1.4%
Applied Materials	2,855,782	130,852
		130,852
Total Information Technology		309,102
MATERIALS 10.5%
Chemicals 1.2%
PPG Industries	548,559	45,859
Westlake Chemical	1,607,271	61,350
		107,209
Construction Materials 1.2%
Summit Materials, Class A (1)	2,848,446	42,727
Vulcan Materials	659,655	71,289
		114,016
Metals & Mining 8.1%
Barrick Gold	9,914,456	181,633
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
Cia de Minas Buenaventura, ADR	6,759,991	49,280
Franco-Nevada (CAD)	1,663,039	166,162
Freeport-McMoRan	12,502,654	84,393
Fresnillo (GBP)	13,628,497	111,969
NAC Kazatomprom, GDR	3,407,802	42,355
Newmont	815,000	36,903
Nucor	1,590,470	57,289
		729,984
Total Materials		951,209
REAL ESTATE 6.4%
Equity Real Estate Investment Trusts 6.0%
Equity Commonwealth, REIT	2,535,216	80,392
Equity Residential, REIT	1,340,821	82,742
Rayonier, REIT (2)	7,029,832	165,552
Regency Centers, REIT	1,768,645	67,969
Weyerhaeuser, REIT	8,493,457	143,964
		540,619
Real Estate Management & Development 0.4%
St Joe (1)	2,191,274	36,770
		36,770
Total Real Estate		577,389
UTILITIES 3.6%
Electric Utilities 3.6%
Entergy	65,425	6,148
FirstEnergy	5,006,005	200,591
PG&E (1)	12,675,243	113,950
		320,689
Independent Power & Renewable Electricity Producers 0.0%
Vistra Energy	127,116	2,029
		2,029
Total Utilities		322,718
Total Miscellaneous Common Stocks 4.9% (3)		445,041
Total Common Stocks (Cost $10,480,107)		8,837,425

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

	Shares	$ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER STAPLES 0.3%
Food Products 0.3%
Bunge, 4.875% (4)	314,830	29,397
Total Consumer Staples		29,397
Total Convertible Preferred Stocks (Cost $35,605)		29,397
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 0.95% (2)(5)	152,577,973	152,578
Total Short-Term Investments (Cost $152,578)		152,578
Total Investments in Securities 99.7%
(Cost $10,668,290)		$9,019,400
Other Assets Less Liabilities 0.3%		24,606
Net Assets 100.0%		$9,044,006

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4)	Perpetual security with no stated maturity date.
(5)	Seven-day yield
ADR	American Depositary Receipts
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
NOK	Norwegian Krone
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
EQT	$108	$(62,293)	$504
Flowers Foods	(4,896)	(13,175)	2,269
Frank's International	19	(30,497)	—
Patterson	31	(49,154)	2,214
Rayonier	(166)	(63,290)	1,902
SEACOR Marine Holdings	(8)	(17,719)	—
Select Medical Holdings	25,988	(102,389)	—
Tidewater	(39)	(31,594)	—
Westamerica Bancorporation	280	(18,220)	813
T. Rowe Price Government
Reserve Fund	—	—	2,081
Totals	$21,317#	$(388,331)	$9,783+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
EQT	$183,057	$ 12,851	$ 217	$ 133,398
Flowers Foods	234,653	40,344	41,774	220,048
Frank's International	*	13,949	55	36,191
Patterson	174,412	15,342	308	140,292
Rayonier	241,658	10,658	23,474	165,552
SEACOR Marine Holdings	25,899	133	30	8,283
Select Medical Holdings	282,451	12,217	36,892	155,387
Tidewater	51,076	7,102	73	26,511
Westamerica
Bancorporation	138,380	2,219	3,803	118,576
T. Rowe Price Government
Reserve Fund	616,832	¤	¤	152,578
				$1,156,816^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $9,783 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
* On the date indicated, issuer was held but not considered an affiliate.
^ The cost basis of investments in affiliated companies was $1,613,689.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP VALUE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE MID-CAP VALUE FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE MID-CAP VALUE FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$8,236,468	$ 600,957	$ —	$ 8,837,425
Convertible Preferred Stocks	—	29,397	—	29,397
Short-Term Investments	152,578	—	—	152,578
Total	$8,389,046	$ 630,354	$ —	$ 9,019,400